PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details Textual)	1 Months Ended	12 Months Ended						72 Months Ended	84 Months Ended
	Aug. 24, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2000	Dec. 31, 2006	Dec. 31, 2006	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 BRL (R$)
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Deferred Tax Liabilities, Net		$ 1,663,983,000		$ 1,782,834,000
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability		The plaintiffs seek to be compensated for alleged damages that they had from the aforementioned event, including loss of profits, pain and suffering and an alleged contractual liability, for a total of $2,695,560,000 (equal to ThU.S.$4,824 as of December 31, 2017).	The plaintiffs seek to be compensated for alleged damages that they had from the aforementioned event, including loss of profits, pain and suffering and an alleged contractual liability, for a total of $2,695,560,000 (equal to ThU.S.$4,824 as of December 31, 2017).
Claim payable on litigation		$ 8,000	$ 5,000,000
Penalty levied by sma		219,000
Expenses disallowed		22,409,000	417,908,207			$ 250,000,000
Noncurrent noncash assets pledged as collateral against federal administrative disputes		33,976,000								$ 633,616,741
Estimated tax liability		47,818,000	891,758,132
Deferred tax liability paid		13,626,000	248,503,504
Area of land afforested							4,777 hectares		23,012 hectares
Capacity of plant									250,000 m3
Additional area of land afforested								8,089 hectares
Fund for export duties payable		23,440,000								437,149,340
Receivables from taxes other than income tax		6,555,207
Required collateral value		14,827,000								$ 276,508,024
Civil lawsuits payable		908,000		863,000
Labour lawsuits payable		$ 375,000		2,255,000	$ 840,000
Fee in lawsuits payable				1,490,000
Civil and labour lawsuits payable					1,558,000
Increase decrease in other provision for export duty					1,429,000
Annual Tax Units		239								239	239
Revised claim payable on litigation		$ 16,000								$ 10,000,000
Increase (decrease) in other provisions		(244,000)		$ 3,581,000	(31,665,000)
Valdivia plant [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Penalty levied by sma		$ 7,131,000
Annual Tax Units		7,777								7,777	7,777
Licancel Plant [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Annual Tax Units		177		234						177	177
Revised penalty levied by sma regarding charge 2		$ 215,000
Percentage of concession given on penalty levied		25.00%								25.00%	25.00%
Concession given on penalty levied in terms of annual tax units		136.5								136.5	136.5
Concession given on penalty levied		$ 125,000
Arauco forest brasil [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Increase decrease in other provision for reverse of negative equity					25,290,000
Forestal cholguan [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Increase decrease in other provision for reverse of negative equity					$ 2,850,000
Arauco do Brasil S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Estimated tax liabilities		49,572									R$ 164,159,000
Estimated tax liabilities after considering special remedy		17,297									R$ 57,278,771
Forestal Arauco S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Value of litigation against company		6,837	4,203,216,164
Litigation payable for general damage		187	115,026,673
Litigation payable for loss of profit		989	607,849,413
Percentage of sale of hereditary rights in real estate property which is under litigation proceedings	87.50%
Area of real estate property which is under litigation proceedings	5,144.22 hectares
Tax contingent liability [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Deferred Tax Liabilities, Net		7,436								$ 4,571,664,617
Discount allowed on tax payable		1,967	1,209,399,164
Deferred tax liabilities after discount		$ 5,469	$ 3,362,265,453